SUPPLEMENT TO THE PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                    EVERGREEN SELECT INTERMEDIATE BOND FUND
                                  (the "Fund")

     I. Effective February 13, 1998, the prospectus and Statement of Additional Information of the Fund is hereby supplemented as follows:

Name

         The name of the Fund will change to Evergreen Select Total Return Bond Fund.

Investment Objective

         The investment objective of the Fund is revised by replacing the description of Evergreen Select Intermediate Bond Fund in the section of the Prospectus entitled "Each Fund's Investment Objective" with the following:

         "Evergreen Select Total Return Bond Fund will attempt to maximize total return through a combination of current income and capital appreciation, by investing primarily in investment grade fixed income securities with complimentary investments in high yield foreign and fixed income securities."

Investment Policies

         Information with respect to the Fund appearing in the sections of the prospectus entitled "Each Fund's Investment Approach" and "Securities and Investment Practices Used by Each Fund" is revised to reflect that the Fund may invest up to 35% of its total assets in below investment grade corporate debt securities and foreign bonds, including non-dollar denominated bonds.

     II. Effective October 30, 1998, the prospectus and Statement of Additional Information of the Fund are supplemented as follows:

         Subject to a Sub-Advisory Agreement between First International Advisors, Ltd. ("FIA") and the First Capital Group of First Union National Bank (the "Advisor"), FIA is the sub-advisor with respect to the foreign bond component of the Fund. The Advisor pays FIA an annual fee for its services equal to 0.60% of the assets FIA manages. FIA is a wholly-owned subsidiary of First Union National Bank.

         The foreign bond component of the portfolio is managed by a committee of three investment professionals at FIA.


     III. Effective December 3, 1998, the section of the prospectus entitled "Expenses" is revised and supplemented as follows:

         The table and examples below for the Fund have been restated to reflect a change in the waiver amounts for Management Fees and Other Expenses. Management Fees, Other Expenses and Total Operating Expenses of the Fund will now be as follows:


 (Institutional Shares):
 Annual Fund Operating Expense (as a percentage of average daily net assets)

     Management                                    Other                 Total Operating Expenses
       Fees                                       Expenses              (After Expense Waivers or
 (After Expense Waivers)    12b-1 Fees      (After Expense Waivers)          Reimbursements)
 -----------------------    ----------      -----------------------     -------------------------
     0.35 %                   NONE                 0.15%                        0.50%

 Example of Fund Expenses

   1 year                    3 years
   ------                   ---------
    $5                        $16


 (Institutional Service Shares):
 Annual Fund Operating Expenses (as a percentage of average daily net assets)

     Management                                 Other                Total Operating Expenses
       Fees                                   Expenses               (After Expense Waivers or
 (After Expense Waivers)    12b-1 Fees   (After Expense Waivers)           Reimbursements)
 -----------------------    ----------   -----------------------    --------------------------
     0.35%                    0.25%             0.15%                          0.75%

 Example of Fund Expenses

  1 year                    3 years
  ------                    ---------
   $8                         $24


Footnote (1) is revised to read as follows:

         "The investment advisor for the Funds' has voluntarily agreed to waive 0.10% of the Fund's investment advisory fee (except for Evergreen Select Total Return Bond Fund which is 0.05%). Without such waivers, each Management Fee set forth above would be 0.10% higher (except for Evergreen Select Total Return Bond Fund which would be 0.05% higher). The investment advisor may modify or cancel its expense waiver at any time. See "Fund Details" for more information. Absent expense waivers and/or reimbursements, the Total Operating Expenses for each Fund would be as follows:"



(Institutional Shares)


                                         Management             Other          Total Fund Operations
                                            Fees               Expenses          Expenses (Without
          Fund                        (Without Waivers)    (Without Waivers)         Waivers)
          ----                        -----------------     ----------------    --------------------
Evergreen Select Core Bond Fund             0.40%                ____                0.52%
Evergreen Select Fixed Income Fund          0.50%                ____                0.62%
Evergreen Select Income Plus Fund           0.50%                ____                0.61%
Evergreen Select Total Return Bond Fund     0.40%                0.23%               0.63%



(Institutional Service Shares)


                                          Management             Other          Total Fund Operating
                                            Fees                Expenses         Expenses (Without
          Fund                        (Without Waivers)    (Without Waivers)         Waivers)
          ----                        -----------------     ----------------    --------------------
Evergreen Select Core Bond Fund             0.40%               ____                 0.77%
Evergreen Select Fixed Income Fund          0.50%               ____                 0.87%
Evergreen Select Income Plus Fund           0.50%               ____                 0.86%
Evergreen Select Total Return Bond Fund     0.40%               0.23%                0.88%
